Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Current assets
Cash and cash equivalents	$ 15,744	$ 18,673
Marketable securities	176,357	196,135
Trade receivables	61,601	52,519
Recoverable taxes	6,716	10,327
Deferred commissions	2,021	1,671
Prepaid expenses and other current assets	5,066	5,265
Total current assets	267,505	284,590
Non-current assets
Equity investments	9,649	9,649
Trade receivables	6,218	11,384
Deferred tax assets	11,765	13,968
Recoverable taxes	5,050	1,364
Deferred commissions	5,025	4,852
Prepaid expenses and other non-current assets	1,151	1,119
Right-of-use assets	2,751	3,220
Property and equipment, net	3,245	2,970
Intangible assets, net	7,949	6,822
Goodwill	26,324	22,168
Total non-current assets	79,127	77,516
Total assets	346,632	362,106
Current liabilities
Accounts payable and accrued expenses	36,216	36,003
Taxes payable	7,263	7,863
Lease liabilities	1,635	1,617
Deferred revenue	37,931	32,521
Accounts payable from acquisition of subsidiaries	0	29
Other current liabilities	4,918	1,989
Total current liabilities	87,963	80,022
Non-current liabilities
Accounts payable and accrued expenses	3,602	1,754
Taxes payable	161	160
Lease liabilities	1,249	1,695
Accounts payable from acquisition of subsidiaries	1,449	943
Deferred revenue	17,743	22,217
Deferred tax liabilities	589	808
Other non-current liabilities	317	361
Total non-current liabilities	25,110	27,938
Commitments and Contingencies
EQUITY
Common stock: $0.0001 par value, 2,100,000,000 shares authorized. Class A: 92,576,749 and 103,947,244 issued; 92,576,749 and 103,874,660 outstanding. Class B: 80,416,730 and 80,866,730 issued and outstanding	17	18
Additional paid-in capital	321,976	365,933
Accumulated other comprehensive income (loss)	1,307	(2,023)
Accumulated losses	(89,804)	(109,814)
Equity attributable to VTEX's shareholders	233,496	254,114
Non-controlling interests	63	32
Total shareholders' equity	233,559	254,146
Total liabilities and equity	$ 346,632	$ 362,106